Stockholders equity (Details 1) - Strategic Warrants, two - Market Warrants	May 09, 2022
Share Price (S0)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strategic Warrants Outstanding, Measurement Input	0.1132
Maturity Date
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strategic Warrants Outstanding, Maturity Date	Dec. 31, 2025
Time (T) - Years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strategic Warrants Outstanding, Term	3 years 7 months 17 days
Strike Price (X)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strategic Warrants Outstanding, Measurement Input	0.15
Risk-free Rate (r)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strategic Warrants Outstanding, Measurement Input	0.0285
Volatility (σ)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strategic Warrants Outstanding, Measurement Input	0.0793
Dividend Yield (q)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strategic Warrants Outstanding, Measurement Input	0
Warrant Value (US$)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strategic Warrants Outstanding, Measurement Input	0.0011